                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-4647

                   RIVERSOURCE SPECIAL TAX-EXEMPT SERIES TRUST
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)


   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: 08/31

Date of reporting period: 11/30

                            PORTFOLIO OF INVESTMENTS

                                       FOR

                     RIVERSOURCE CALIFORNIA TAX-EXEMPT FUND

                      RIVERSOURCE MINNESOTA TAX-EXEMPT FUND

                      RIVERSOURCE NEW YORK TAX-EXEMPT FUND

                                AT NOV. 30, 2008



RiverSource California Tax-Exempt Fund

NOV. 30, 2008 (UNAUDITED)

(Percentages represent value of investments compared to net assets)



INVESTMENTS IN SECURITIES





MUNICIPAL BONDS (96.7%)
NAME OF ISSUER AND TITLE OF         COUPON           PRINCIPAL
ISSUE(b,c)                           RATE              AMOUNT                VALUE(a)
ADVANCED REFUNDED (0.6%)
Los Angeles Harbor Department
 Revenue Bonds
 Series 1988 Escrowed to Maturity
 10-01-18                            7.60%             $780,000              $945,789
-------------------------------------------------------------------------------------


CERTIFICATE OF PARTICIPATION (0.9%)
County of Riverside
 Certificate of Participation
 Series 1998 (MBIA)
 12-01-21                            5.00             1,530,000             1,473,329
-------------------------------------------------------------------------------------


COLLEGE (11.9%)
California Educational Facilities Authority
 Prerefunded Revenue Bonds
 University of Southern California
 Series 2003A
 10-01-33                            5.00             2,000,000             2,222,720
California Educational Facilities Authority
 Revenue Bonds
 University of Southern California
 Series 2007A
 10-01-37                            4.75             2,000,000             1,678,060
California Municipal Finance Authority
 Revenue Bonds
 Biola University
 Series 2008
 10-01-28                            5.80             4,000,000             3,164,800
California Municipal Finance Authority
 Revenue Bonds
 Loma Linda University
 Series 2007
 04-01-32                            4.75             2,300,000             1,831,352
Chabot-Las Positas Community College District
 Unlimited General Obligation Bonds
 Capital Appreciation Election of 2004B
 Zero Coupon
 Series 2006 (AMBAC)
 08-01-19                            4.75             1,000,000(f)            560,640
Foothill-De Anza Community College District
 Unlimited General Obligation Bonds
 Series 2007A (AMBAC)
 08-01-27                            5.00             2,500,000             2,402,975
Los Angeles Community College District
 Unlimited General Obligation Bonds
 2001 Election
 Series 2008E-1
 08-01-28                            5.00             4,000,000             3,779,480
Merced Community College District
 Refunding Revenue Bonds
 School Facilities Financing Authority
 Series 2006 (MBIA)
 08-01-21                            5.00               700,000               695,212
San Mateo County Community College District
 Unlimited General Obligation Bonds
 Election of 2001
 Series 2002A (MBIA/FGIC)
 09-01-18                            5.38             1,000,000             1,046,690
University of California Regents Medical Center
 Revenue Bonds
 Series 2008D
 05-15-27                            5.00             1,500,000             1,402,125
                                                                          -----------
Total                                                                      18,784,054
-------------------------------------------------------------------------------------


COMBINED UTILITY (1.2%)
California Pollution Control Financing Authority
 Refunding Revenue Bonds
 Pacific Gas
 Series 2004D (FGIC) A.M.T.
 12-01-23                            4.75             1,000,000               693,830
California Pollution Control Financing Authority
 Revenue Bonds
 Waste Management Incorporated Project
 Series 2005C A.M.T.
 11-01-23                            5.13             1,500,000             1,069,260
Roseville Natural Gas Finance Authority
 Revenue Bonds
 Series 2007
 02-15-23                            5.00               225,000               163,222
                                                                          -----------
Total                                                                       1,926,312
-------------------------------------------------------------------------------------


COUNTY (0.5%)
California Statewide Communities Development Authority
 Revenue Bonds
 Thomas Jefferson School of Law
 Series 2008A
 10-01-38                            7.25             1,000,000               799,830
-------------------------------------------------------------------------------------


ELECTRIC (3.2%)
California State Department of Water Resources
 Revenue Bonds
 Power Supply
 Series 2008H
 05-01-22                            5.00             2,000,000             1,943,360
Walnut Energy Center Authority
 Revenue Bonds
 Series 2004A (AMBAC)
 01-01-29                            5.00             2,500,000             2,280,950
 01-01-34                            5.00             1,000,000               884,050
                                                                          -----------
Total                                                                       5,108,360
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
1  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO OF INVESTMENTS AT NOV. 30,
2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource California Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER AND TITLE OF         COUPON           PRINCIPAL
ISSUE(b,c)                           RATE              AMOUNT                VALUE(a)


HEALTH CARE -- HOSPITAL (15.2%)
Abag Finance Authority for Nonprofit Corporations
 Refunding Revenue Bonds
 Children's Hospital & Research Center
 Series 2007A
 12-01-37                            5.00%           $1,000,000              $716,900
Abag Finance Authority for Nonprofit Corporations
 Revenue Bonds
 San Diego Hospital Association
 Series 2001A
 08-15-20                            6.13             2,500,000             2,229,425
California Health Facilities Financing Authority
 Refunding Revenue Bonds
 Cedars-Sinai Medical Center
 Series 2005
 11-15-18                            5.00             1,500,000             1,434,150
 11-15-34                            5.00             1,525,000             1,175,684
California Health Facilities Financing Authority
 Revenue Bonds
 Catholic Healthcare West
 Series 2004G
 07-01-23                            5.25             3,500,000             3,088,364
California Health Facilities Financing Authority
 Revenue Bonds
 Providence Health & Services
 Series 2008C
 10-01-28                            6.25               500,000               498,820
 10-01-38                            6.50             1,500,000             1,492,005
California Health Facilities Financing Authority
 Revenue Bonds
 Scripps Health
 Series 2008A
 10-01-22                            5.00             3,250,000             2,849,633
California Health Facilities Financing Authority
 Revenue Bonds
 Sutter Health
 Series 2008A
 08-15-30                            5.00             2,500,000             2,089,575
California Statewide Communities Development Authority
 Revenue Bonds
 Catholic Healthcare West
 Series 2008B
 07-01-30                            5.50             1,975,000             1,613,496
California Statewide Communities Development Authority
 Revenue Bonds
 Kaiser Permanente
 Series 2006B
 03-01-45                            5.25             1,000,000               780,120
Sierra View Local Healthcare District
 Revenue Bonds
 Series 2007
 07-01-37                            5.25             2,000,000             1,493,420
Tulare Local Healthcare District
 Refunding Revenue Bonds
 Series 2007
 11-01-32                            5.20             2,180,000             1,504,723
Turlock
 Certificate of Participation
 Emanuel Medical Center
 Series 2007A
 10-15-31                            5.13             3,930,000             2,790,064
                                                                          -----------
Total                                                                      23,756,379
-------------------------------------------------------------------------------------


HOUSING -- OTHER (0.7%)
California Statewide Communities Development Authority
 Revenue Bonds
 CHF- Irvine LLC -- UCI East Campus
 Series 2008
 05-15-32                            5.75             1,500,000             1,177,860
-------------------------------------------------------------------------------------


HOUSING -- SINGLE FAMILY (3.9%)
California Housing Finance Agency
 Revenue Bonds
 Home Mortgage
 Series 2006H (FGIC) A.M.T.
 08-01-30                            5.75             1,820,000             1,696,367
California Housing Finance Agency
 Revenue Bonds
 Home Mortgage
 Series 2006K A.M.T.
 02-01-42                            5.50               935,000               860,724
California Housing Finance Agency
 Revenue Bonds
 Home Mortgage
 Series 2007D (FGIC) A.M.T.
 02-01-17                            4.35             1,555,000             1,391,741
 08-01-17                            4.35             2,470,000             2,194,668
Stockton
 Revenue Bonds
 Mortgage-backed Securities Program
 Series 1990A (GNMA/FNMA/FHLMC) A.M.T.
 02-01-23                            7.50                25,000                25,350
                                                                          -----------
Total                                                                       6,168,850
-------------------------------------------------------------------------------------


LEASE (4.7%)
Eastern Municipal Water District
 Certificate of Participation
 Series 2008H
 07-01-33                            5.00             1,000,000               892,230
Golden State Tobacco Securitization Corporation
 Enhanced Asset-backed Revenue Bonds
 Series 2005A
 06-01-45                            5.00             2,000,000             1,460,760
Golden State Tobacco Securitization Corporation
 Revenue Bonds
 Series 2003A-1
 06-01-33                            6.25             2,325,000             2,497,283
Los Angeles Municipal Improvement Corporation
 Revenue Bonds
 Series 2008B
 09-01-38                            5.00             3,000,000             2,608,140
                                                                          -----------
Total                                                                       7,458,413
-------------------------------------------------------------------------------------


MISCELLANEOUS REVENUE (5.3%)
California County Tobacco Securitization Agency
 Asset-backed Revenue Bonds
 Alameda County
 Series 2002
 06-01-29                            5.75               785,000               635,293
 06-01-42                            6.00               240,000               170,681
California Infrastructure & Economic Development Bank
 Revenue Bonds
 Series 2008W
 02-01-33                            5.25             2,000,000             1,722,960
Golden State Tobacco Securitization Corporation
 Prerefunded Enhanced Asset-backed Revenue Bonds
 Series 2003B (FSA)
 06-01-43                            5.00               110,000               118,394
Golden State Tobacco Securitization Corporation
 Prerefunded Revenue Bonds
 Series 2003A-1
 06-01-39                            6.75             1,510,000             1,735,427
 06-01-40                            6.63               750,000               858,060
Los Angeles County Public Works Financing Authority
 Refunding Revenue Bonds
 Master Project
 Series 2005A (MBIA)
 12-01-26                            5.00             2,000,000             1,703,180
Oakley Redevelopment Agency
 Revenue Bonds
 Oakley Redevelopment Project Area
 Series 2008A (AMBAC)
 09-01-38                            5.00             1,750,000             1,349,915
                                                                          -----------
Total                                                                       8,293,910
-------------------------------------------------------------------------------------


PORT DISTRICT (0.6%)
Port of Oakland
 Revenue Bonds
 Series 2000K (MBIA/FGIC) A.M.T.
 11-01-18                            5.63             1,000,000               928,800
-------------------------------------------------------------------------------------


SCHOOL (19.2%)
Alhambra City Elementary School District
 Unlimited General Obligation Bonds
 Capital Appreciation
 Zero Coupon
 Series 1999A (FSA)
 09-01-22                            5.95             1,055,000(f)            473,410
Anaheim Union High School District
 Prerefunded Unlimited General Obligation Bonds
 Series 2002A (FSA)
 08-01-16                            5.38             1,550,000             1,725,507
Centinela Valley Union High School District
 Unlimited General Obligation Bonds
 Series 2002A (MBIA)
 08-01-31                            5.25             2,000,000             1,711,700


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
2  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO OF INVESTMENTS AT NOV. 30,
2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource California Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER AND TITLE OF         COUPON           PRINCIPAL
ISSUE(b,c)                           RATE              AMOUNT                VALUE(a)
SCHOOL (CONT.)
Encinitas Union School District
 Unlimited General Obligation Bonds
 Capital Appreciation
 Zero Coupon
 Series 1996 (MBIA)
 08-01-15                            5.85%           $2,500,000(f)         $1,829,625
Fontana Unified School District
 Unlimited General Obligation Bonds
 Convertible Capital Appreciation
 Series 1997D (MBIA/FGIC)
 05-01-22                            5.75             2,000,000             2,048,840
Fremont Union High School District/Santa Clara County
 Unlimited General Obligation Bonds
 Election of 2008
 Series 2008
 08-01-30                            4.75             5,000,000             4,395,800
Grant Joint Union High School District
 Unlimited General Obligation Bonds
 Election of 2006
 Series 2008 (FSA)
 08-01-25                            5.00             1,000,000               968,060
Lammersville School District Community Facilities
 Special Tax Bonds
 Mountain House
 Series 2006
 09-01-35                            5.13             1,000,000               637,520
Los Angeles Unified School District
 Unlimited General Obligation Bonds
 Election of 2002
 Series 2007B (AMBAC)
 07-01-22                            5.00             1,395,000             1,392,210
Menifee Union School District
 Unlimited General Obligation Bonds
 Election of 2008
 Series 2008A
 08-01-33                            5.50             3,125,000             2,890,844
Oxnard School District
 Unlimited General Obligation Refunding Bonds
 Series 2001A (MBIA)
 08-01-30                            5.75             2,575,000             2,368,665
San Juan Unified School District
 Unlimited General Obligation Bonds
 Capital Appreciation
 Zero Coupon
 Series 1999 (FSA)
 08-01-21                            5.68               820,000(f)            397,167
 08-01-24                            5.70             1,810,000(f)            707,855
Santa Maria Joint Union High School District
 Prerefunded Unlimited General Obligation Bonds
 Election of 2000
 Series 2003B (FSA)
 08-01-27                            5.00             3,000,000             3,404,070
Simi Valley School Financing Authority
 Refunding Revenue Bonds
 University School District
 Series 2007 (FSA)
 08-01-23                            5.00             1,500,000             1,477,530
Western Placer Unified School District
 Certificate of Participation
 Series 2008 (Assured Guaranty)
 08-01-32                            4.75             1,000,000               773,930
Whittier Union High School District
 Prerefunded Unlimited General Obligation Bonds
 Election of 1999
 Series 2003D (FSA)
 08-01-28                            5.00             2,615,000             2,881,652
                                                                          -----------
Total                                                                      30,084,385
-------------------------------------------------------------------------------------


SPECIAL DISTRICT -- ASSESSMENT (0.5%)
City of Azusa
 Special Tax Bonds Escrow
 Community Facilities
 Series 2007
 09-01-27                            5.00             1,110,000               759,728
Irvine
 Limited Obligation Special Assessment Bonds
 District #93-14
 Series 2000
 09-02-25                            0.45               200,000(g)            200,000
                                                                          -----------
Total                                                                         959,728
-------------------------------------------------------------------------------------


SPECIAL DISTRICT -- SPECIAL TAX (4.8%)
Anaheim Community Facilities District
 Special Tax Bonds
 Stadium Lofts
 Series 2007
 09-01-37                            5.00             1,000,000               617,000
Beaumont Financing Authority
 Prerefunded Revenue Bonds
 Series 2000A
 09-01-32                            7.38             1,955,000             2,180,724
Orange Unified School District Community Facilities
 Special Tax Bonds
 Del Rio School Facilities
 Series 2007-2
 09-01-37                            5.00             1,000,000               617,000
Pittsburg Redevelopment Agency
 Tax Allocation Bonds
 Los Medanos Community Development Project
 Zero Coupon
 Series 1999 (AMBAC)
 08-01-24                            6.05             2,100,000(f)            754,299
Rancho Cucamonga Redevelopment Agency
 Tax Allocation Bonds
 Housing Set Aside
 Series 2007A (MBIA)
 09-01-34                            5.00             2,200,000             1,737,032
San Francisco Bay Area Transit Financing Authority
 Prerefunded Revenue Bonds
 Series 2001 (AMBAC)
 07-01-36                            5.13             1,475,000             1,598,620
                                                                          -----------
Total                                                                       7,504,675
-------------------------------------------------------------------------------------


SPECIAL DISTRICT -- TAX ALLOCATION (0.7%)
Inglewood Redevelopment Agency
 Refunding Tax Allocation Bonds
 Merged Redevelopment Project
 Series 1998A (AMBAC)
 05-01-23                            5.25             1,100,000             1,094,236
-------------------------------------------------------------------------------------


STATE (14.2%)
State of California
 Prerefunded Unlimited General Obligation Bonds
 Series 2000
 05-01-19                            5.63               250,000               266,820
State of California
 Prerefunded Unlimited General Obligation Bonds
 Series 2004
 04-01-29                            5.30             1,998,000             2,268,549
State of California
 Prerefunded Unlimited General Obligation Bonds
 Series 2004 (FGIC)
 02-01-33                            5.00             2,500,000             2,793,425
State of California
 Unlimited General Obligation Bonds
 Series 2002
 02-01-15                            6.00             1,000,000             1,095,240
State of California
 Unlimited General Obligation Bonds
 Series 2003
 02-01-21                            5.25             2,500,000             2,466,000
 02-01-29                            5.25             2,500,000             2,290,300
State of California
 Unlimited General Obligation Bonds
 Series 2008B
 07-01-23                            5.00             1,000,000             1,042,120
State of California
 Unlimited General Obligation Bonds
 Various Purpose
 Series 2003
 11-01-22                            5.00             2,000,000             1,896,600
 11-01-24                            5.13             2,000,000             1,886,580
State of California
 Unlimited General Obligation Bonds
 Veterans
 Series 2000BJ A.M.T.
 12-01-12                            4.95             2,250,000             2,303,415
 12-01-13                            5.05             1,435,000             1,462,609
 12-01-14                            5.15             2,535,000             2,569,806
State of California
 Unrefunded Unlimited General Obligation Bonds
 Series 2004
 04-01-29                            5.30                 2,000                 1,843
                                                                          -----------
Total                                                                      22,343,307
-------------------------------------------------------------------------------------


TOLL ROAD (1.2%)
Bay Area Toll Authority
 Revenue Bonds
 San Francisco Bay Area
 Series 2008F-1
 04-01-34                            5.00             2,000,000             1,809,640
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
3  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO OF INVESTMENTS AT NOV. 30,
2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource California Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)
NAME OF ISSUER AND TITLE OF         COUPON           PRINCIPAL
ISSUE(b,c)                           RATE              AMOUNT                VALUE(a)


WATER & SEWER (7.3%)
Anaheim Public Financing Authority
 Revenue Bonds
 Series 2007 (MBIA)
 02-01-33                            4.75%           $3,500,000            $2,964,885
California State Department of Water Resources
 Revenue Bonds
 Central Valley Project
 Series 2008AE
 12-01-29                            5.00             2,500,000             2,363,250
Eastern Municipal Water District
 Special Tax Bonds
 District #2004-27 Cottonwood
 Series 2006
 09-01-27                            5.00               200,000               138,772
 09-01-36                            5.00               500,000               310,490
Fresno
 Revenue Bonds
 Series 2008A (Assured Guaranty)
 09-01-33                            5.00             2,500,000             2,220,675
Semitropic Improvement District
 Revenue Bonds
 Series 2004A (XLCA)
 12-01-28                            5.00             2,000,000             1,754,000
Turlock Public Financing Authority
 Revenue Bonds
 Series 2008
 05-01-32                            4.75             2,000,000             1,680,940
                                                                          -----------
Total                                                                      11,433,012
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $168,044,076)                                                     $152,050,869
-------------------------------------------------------------------------------------



MUNICIPAL BONDS HELD IN TRUST (2.5%)(e)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(b,c)                           RATE              AMOUNT                VALUE(a)
WATER & SEWER
Austin Trust Various States
 Certificate of Participation
 Series 2008 (FSA)
 05-01-33                            5.00%           $4,500,000            $3,968,685
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS HELD IN TRUST
(Cost: $4,584,972)                                                         $3,968,685
-------------------------------------------------------------------------------------



MUNICIPAL NOTES (0.9%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUE(b,c,d)                         YIELD            MATURITY               VALUE(a)
California State Department of Water Resources
 Revenue Bonds
 V.R.D.N. Series 2002B-3 (Bank of New York)
 05-01-22                            0.50%           $1,350,000            $1,350,000
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL NOTES
(Cost: $1,350,000)                                                         $1,350,000
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $173,979,048)(h)                                                  $157,369,554
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2008.

(b) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA    --   ACA Financial Guaranty Corporation
AMBAC  --   Ambac Assurance Corporation
BIG    --   Bond Investors Guarantee
CGIC   --   Capital Guaranty Insurance Company
CIFG   --   IXIS Financial Guaranty
FGIC   --   Financial Guaranty Insurance Company
FHA    --   Federal Housing Authority
FHLMC  --   Federal Home Loan Mortgage Corporation
FNMA   --   Federal National Mortgage Association
FSA    --   Financial Security Assurance
GNMA   --   Government National Mortgage Association
MBIA   --   MBIA Insurance Corporation
XLCA   --   XL Capital Assurance


(c)  The following abbreviations may be used in the portfolio descriptions:

A.M.T.    --   Alternative Minimum Tax -- At Nov. 30, 2008, the value
               of securities subject to alternative minimum tax
               represented 9.7% of net assets.
B.A.N.    --   Bond Anticipation Note
C.P.      --   Commercial Paper
R.A.N.    --   Revenue Anticipation Note
T.A.N.    --   Tax Anticipation Note
T.R.A.N.  --   Tax & Revenue Anticipation Note
V.R.      --   Variable Rate
V.R.D.B.  --   Variable Rate Demand Bond
V.R.D.N.  --   Variable Rate Demand Note


(d) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2008.

(e) Municipal Bonds Held in Trust -- The Fund enters into transactions (which may be referred to as inverse floater program transactions) in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund's Investment in Securities.


--------------------------------------------------------------------------------
4  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO OF INVESTMENTS AT NOV. 30,
2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource California Tax-Exempt Fund

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)




(f) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(g) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2008.

(h) At Nov. 30, 2008, the cost of securities for federal income tax purposes was approximately $172,729,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                       $2,816,000
Unrealized depreciation                                                      (19,425,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(16,609,000)
----------------------------------------------------------------------------------------



FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Nov. 30, 2008:

                                                                  FAIR VALUE AT NOV. 30, 2008
                                               ----------------------------------------------------------------
                                                    LEVEL 1           LEVEL 2
                                                 QUOTED PRICES         OTHER          LEVEL 3
                                                   IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                  MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                    IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in securities                             $--          $157,369,554         $--        $157,369,554






HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
5  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO OF INVESTMENTS AT NOV. 30,
2008

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

RiverSource Minnesota Tax-Exempt Fund
NOV. 30, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES




MUNICIPAL BONDS (97.2%)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(c,d)                           RATE              AMOUNT                VALUE(a)
AIRPORT (3.4%)
Minneapolis-St. Paul Metropolitan Airports Commission
 Prerefunded Revenue Bonds
 Sub Series 2001C (FGIC)
 01-01-18                            5.50%           $2,000,000            $2,139,680
 01-01-32                            5.25             7,000,000             7,453,250
                                                                          -----------
Total                                                                       9,592,930
-------------------------------------------------------------------------------------


CITY (1.1%)
City of Minneapolis
 Prerefunded Unlimited General Obligation Bonds
 Various Purpose
 Series 2001 Escrowed to Maturity
 12-01-11                            5.00               145,000               156,374
City of Minneapolis
 Unrefunded Unlimited General Obligation Bonds
 Various Purpose
 Series 2001
 12-01-11                            5.00             2,890,000             3,104,207
                                                                          -----------
Total                                                                       3,260,581
-------------------------------------------------------------------------------------


COLLEGE (9.4%)
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 Bethel University
 6th Series 2007R
 05-01-37                            5.50             3,000,000             2,028,660
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 Carleton College
 6th Series 2008T
 01-01-28                            5.00             3,000,000(h)          2,847,690
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 Macalester College
 6th Series 2004B
 03-01-17                            5.00             2,395,000             2,496,452
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 St. Benedict College
 Series 2008V
 03-01-18                            5.00               500,000               478,375
 03-01-23                            4.75               800,000               674,360
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 St. John's University
 6th Series 2005G
 10-01-22                            5.00             3,000,000             2,862,750
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 St. John's University
 6th Series 2008U
 10-01-28                            4.75             1,000,000               868,500
 10-01-33                            4.75               825,000               675,048
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 University of St. Thomas
 6th Series 2006I
 04-01-13                            5.00             1,115,000             1,166,892
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 University of St. Thomas
 6th Series 2008W
 10-01-30                            6.00             3,625,000(h)          3,568,341
University of Minnesota
 Revenue Bonds
 Series 1996A Escrowed to Maturity
 07-01-21                            5.50             8,500,000             9,178,556
                                                                          -----------
Total                                                                      26,845,624
-------------------------------------------------------------------------------------


COUNTY (5.8%)
County of Ramsey
 Unlimited General Obligation Bonds
 Capital Improvement Plan
 Series 2007A
 02-01-21                            5.00             1,035,000             1,063,307
 02-01-22                            5.00             1,080,000             1,102,637
 02-01-23                            5.00             1,125,000             1,140,660
 02-01-24                            5.00             1,170,000             1,179,758
 02-01-25                            5.00             1,215,000             1,220,006
County of Ramsey
 Unlimited General Obligation Refunding Bonds
 Capital Improvement Plan
 Series 2002B
 02-01-14                            5.25             3,840,000             4,005,850
Hennepin County
 Unlimited General Obligation Bonds
 Series 2003
 12-01-23                            4.75             2,000,000             1,979,060
Hennepin County
 Unlimited General Obligation Bonds
 Series 2008D
 12-01-28                            5.00             5,000,000             4,919,249
                                                                          -----------
Total                                                                      16,610,527
-------------------------------------------------------------------------------------


ELECTRIC (16.1%)
City of Chaska
 Refunding Revenue Bonds
 Generating Facilities
 Series 2005A
 10-01-20                            5.25             1,165,000             1,148,469
 10-01-30                            5.00             3,800,000             3,315,424
Minnesota State Municipal Power Agency
 Revenue Bonds
 Series 2004A
 10-01-29                            5.13             3,500,000             3,015,215
Minnesota State Municipal Power Agency
 Revenue Bonds
 Series 2007
 10-01-32                            4.75             3,000,000             2,349,660
Northern Municipal Power Agency
 Refunding Revenue Bonds
 Series 1998B (AMBAC)
 01-01-20                            4.75             5,000,000             4,906,850
Northern Municipal Power Agency
 Revenue Bonds
 Series 2007A (AMBAC)
 01-01-26                            5.00             2,500,000             2,252,200
Northern Municipal Power Agency
 Revenue Bonds
 Series 2008A
 01-01-21                            5.00             2,500,000             2,455,425
Puerto Rico Electric Power Authority
 Prerefunded Revenue Bonds
 Series 2003NN (MBIA)
 07-01-32                            5.00             2,820,000(b)          3,120,104
Southern Minnesota Municipal Power Agency
 Revenue Bonds
 Capital Appreciation
 Zero Coupon
 Series 1994A (MBIA)
 01-01-19                            6.67            17,000,000(f)         10,378,669
Southern Minnesota Municipal Power Agency
 Revenue Bonds
 Series 2002A (AMBAC)
 01-01-17                            5.25             6,000,000             6,256,620
Western Minnesota Municipal Power Agency
 Revenue Bonds
 Series 2003A (MBIA)
 01-01-26                            5.00             7,250,000             6,767,513
                                                                          -----------
Total                                                                      45,966,149
-------------------------------------------------------------------------------------


HEALTH CARE -- HOSPITAL (18.1%)
City of Breckenridge
 Revenue Bonds
 Catholic Health Initiatives
 Series 2004A
 05-01-30                            5.00             2,000,000             1,704,820
City of Maple Grove
 Revenue Bonds
 Maple Grove Hospital Corporation
 Series 2007
 05-01-20                            5.00             1,000,000               913,470
 05-01-21                            5.00             1,500,000             1,347,975
 05-01-37                            5.25             4,715,000             3,558,646


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
6  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO OF INVESTMENTS AT NOV. 30,
2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource Minnesota Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(c,d)                           RATE              AMOUNT                VALUE(a)
HEALTH CARE -- HOSPITAL (CONT.)
City of Minneapolis
 Revenue Bonds
 Fairview Health Services
 Series 2002B (MBIA)
 05-15-14                            5.50%           $2,050,000            $2,089,606
 05-15-15                            5.50             2,160,000             2,185,920
 05-15-16                            5.50             2,200,000             2,202,200
City of Minneapolis
 Revenue Bonds
 Fairview Health Services
 Series 2008A
 11-15-32                            6.75             4,000,000             3,835,280
City of Winona
 Refunding Revenue Bonds
 Winona Health Obligation Group
 Series 2007
 07-01-31                            5.15             2,000,000             1,414,540
County of Chippewa
 Revenue Bonds
 Montevideo Hospital Project
 Series 2007
 03-01-20                            5.38             1,940,000             1,557,005
 03-01-21                            5.38             1,045,000               820,430
County of Meeker
 Revenue Bonds
 Memorial Hospital Project
 Series 2007
 11-01-27                            5.75             1,000,000               762,910
 11-01-37                            5.75             2,250,000             1,583,798
Minnesota Agricultural & Economic Development Board
 Prerefunded Revenue Bonds
 Benedictine Health System
 Series 1999A (MBIA)
 02-15-16                            4.75               245,000               255,305
Minnesota Agricultural & Economic Development Board
 Prerefunded Revenue Bonds
 Health Care System
 Series 2000A
 11-15-22                            6.38             4,845,000             5,278,191
 11-15-29                            6.38             2,910,000             3,170,183
Minnesota Agricultural & Economic Development Board
 Unrefunded Revenue Bonds
 Benedictine Health System
 Series 1999A (MBIA)
 02-15-16                            4.75               755,000               721,335
Northfield
 Revenue Bonds
 Series 2006
 11-01-31                            5.38             1,500,000             1,096,635
Shakopee
 Revenue Bonds
 St. Francis Regional Medical Center
 Series 2004
 09-01-25                            5.10             3,300,000             2,502,489
St. Louis Park
 Revenue Bonds
 Park Nicollet Health Services
 Series 2008C
 07-01-26                            5.63             6,145,000             5,297,296
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Allina Health Systems
 Series 2007A (MBIA)
 11-15-22                            5.00             3,000,000             2,534,760
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Healtheast Project
 Series 2005
 11-15-25                            6.00             1,250,000               966,300
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 HealthPartners Obligation Group Project
 Series 2006
 05-15-23                            5.25             1,000,000               781,140
 05-15-26                            5.25             1,000,000               741,300
 05-15-36                            5.25             3,500,000             2,332,470
Todd Morrison Cass & Wadena Counties
 United Hospital District
 Unlimited General Obligation Bonds
 Health Care Facilities-Lakewood
 Series 2004
 12-01-34                            5.00             2,500,000             1,939,425
                                                                          -----------
Total                                                                      51,593,429
-------------------------------------------------------------------------------------


HEALTH CARE -- LIFE CARE CENTER (0.5%)
City of Stillwater
 Revenue Bonds
 Health System Obligation Group
 Series 2005
 06-01-25                            5.00             1,750,000             1,423,870
-------------------------------------------------------------------------------------


HEALTH CARE -- NURSING HOME (3.5%)
Annandale Economic Development Authority
 Revenue Bonds
 Annandale Care Center Project
 Series 2007A
 11-01-37                            5.90             3,385,000             2,312,666
City of North Oaks
 Revenue Bonds
 Presbyterian Homes
 Series 2007
 10-01-27                            6.00             1,250,000               937,075
 10-01-33                            6.00             3,000,000             2,116,320
City of Stillwater
 Revenue Bonds
 Health System Obligation Group
 Series 2005
 06-01-19                            5.00             2,505,000             2,295,332
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Lyngblomsten Care Center Housing Project
 Series 1993
 11-01-17                            7.13             1,250,000             1,145,325
St. Paul Housing & Redevelopment Authority
 Revenue Bonds
 Rental -- Lyngblomsten Housing Project
 Series 1993
 11-01-24                            7.00             1,545,000             1,262,481
                                                                          -----------
Total                                                                      10,069,199
-------------------------------------------------------------------------------------


HEALTH CARE -- OTHER (1.2%)
Minneapolis & St. Paul
 Housing & Redevelopment Authority
 Revenue Bonds
 HealthPartners Obligation Group Project
 Series 2003
 12-01-12                            5.25             1,000,000               969,200
 12-01-15                            5.13             1,500,000             1,379,010
 12-01-16                            5.25             1,250,000             1,140,363
                                                                          -----------
Total                                                                       3,488,573
-------------------------------------------------------------------------------------


HOUSING -- MULTI-FAMILY (2.1%)
Austin Housing & Redevelopment Authority
 Revenue Bonds
 Courtyard Residence Project
 Series 2000A
 01-01-32                            7.25             2,000,000             1,826,360
City of Rochester
 Refunding Revenue Bonds
 Madonna Towers Incorporated Project
 Series 2007A
 11-01-28                            5.88             2,050,000             1,443,795
Duluth Housing & Redevelopment Authority
 Revenue Bonds
 Benedictine Health Center Project
 Series 2007
 11-01-33                            5.88               750,000               518,265
Steele County
 Revenue Bonds
 Elderly Housing Project
 Series 2000
 06-01-30                            6.88             2,205,000             2,348,611
                                                                          -----------
Total                                                                       6,137,031
-------------------------------------------------------------------------------------


HOUSING -- SINGLE FAMILY (5.5%)
Minneapolis/St. Paul Housing Finance Board
 Revenue Bonds
 Mortgage-backed City Living
 Series 2006A-5 (GNMA/FNMA/FHLMC)
 04-01-27                            5.45             2,079,141             2,104,590
Minneapolis/St. Paul Housing Finance Board
 Revenue Bonds
 Single Family Housing
 Series 2005A-4 (GNMA/FNMA/FHLMC) A.M.T.
 12-01-37                            4.70                91,737                72,964


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
7  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO OF INVESTMENTS AT NOV. 30,
2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource Minnesota Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(c,d)                           RATE              AMOUNT                VALUE(a)
HOUSING -- SINGLE FAMILY (CONT.)
Minnesota Housing Finance Agency
 Revenue Bonds
 Residential Housing Finance
 Series 2006B A.M.T.
 07-01-26                            4.75%           $1,905,000            $1,492,910
 07-01-31                            4.85             2,570,000             1,915,447
Minnesota Housing Finance Agency
 Revenue Bonds
 Residential Housing Finance
 Series 2006I A.M.T.
 07-01-26                            5.05             3,520,000             2,929,626
Minnesota Housing Finance Agency
 Revenue Bonds
 Residential Housing Finance
 Series 2006M A.M.T.
 01-01-37                            5.75             2,920,000             2,773,270
Minnesota Housing Finance Agency
 Revenue Bonds
 Residential Housing Finance
 Series 2007D A.M.T.
 01-01-38                            5.50             3,935,000             3,771,382
Minnesota Housing Finance Agency
 Revenue Bonds
 Single Family Mortgage
 Series 1996J A.M.T.
 07-01-21                            5.60                50,000                47,068
Minnesota Housing Finance Agency
 Revenue Bonds
 Single Family Mortgage
 Series 1997K A.M.T.
 01-01-26                            5.75               765,000               694,528
                                                                          -----------
Total                                                                      15,801,785
-------------------------------------------------------------------------------------


LEASE (3.5%)
St. Paul Port Authority
 Revenue Bonds
 Office Building at Cedar Street
 Series 2003
 12-01-23                            5.00             5,000,000             4,943,350
 12-01-27                            5.13             5,350,000             5,201,217
                                                                          -----------
Total                                                                      10,144,567
-------------------------------------------------------------------------------------


MISCELLANEOUS REVENUE (3.1%)
City of Minneapolis
 Limited Tax Revenue Bonds
 Common Bond Fund
 Series 2007-2A A.M.T.
 06-01-22                            5.13             1,035,000               833,755
 06-01-28                            5.00             1,500,000             1,083,705
Minneapolis Community Development Agency
 Limited Tax Revenue Bonds
 Common Bond Fund
 Series 1996-1
 06-01-11                            6.00               725,000               734,106
Minneapolis Community Development Agency
 Prerefunded Limited Tax Revenue Bonds
 Common Bond Fund
 Series 2001-2A A.M.T.
 06-01-19                            5.88             1,000,000             1,085,630
St. Cloud Housing & Redevelopment Authority
 Revenue Bonds
 State University Foundation Project
 Series 2002
 05-01-18                            5.13             3,000,000             3,074,489
St. Paul Port Authority
 Tax Allocation River Bend Project Lot 1
 Series 2007-5
 02-01-32                            6.38             2,685,000             2,008,434
                                                                          -----------
Total                                                                       8,820,119
-------------------------------------------------------------------------------------


SALES OR USE TAX (2.9%)
Hennepin County
 Revenue Bonds
 2nd Lien Ballpark Project
 Series 2008B
 12-15-27                            4.75             4,205,000             3,899,170
 12-15-29                            5.00             1,825,000             1,744,846
Hennepin County
 Revenue Bonds
 Sales Tax
 Series 2007
 12-15-33                            4.75             3,000,000             2,658,720
                                                                          -----------
Total                                                                       8,302,736
-------------------------------------------------------------------------------------


SCHOOL (14.2%)
Anoka-Hennepin Independent School District #11
 Unlimited General Obligation Bonds
 Series 2001A
 (School District Credit Enhancement Program)
 02-01-13                            5.00             4,175,000             4,371,767
 02-01-15                            5.00             1,990,000             2,083,789
 02-01-16                            5.00             2,000,000             2,094,260
Bloomington Independent School District #271
 Unlimited General Obligation Bonds
 Series 2001A (FSA)
 (School District Credit Enhancement Program)
 02-01-24                            5.13             4,000,000             4,269,560
City of Maple Grove
 Revenue Bonds
 North Memorial Health Care
 Series 2005
 09-01-35                            5.00             2,500,000             1,843,900
Duluth Independent School District #709 Certificate of Participation
 Series 2008B
 (School District Credit Enhancement Program)
 02-01-26                            4.75             4,000,000             3,664,880
Edina Independent School District #273
 Unlimited General Obligation Bonds
 Series 2004
 02-01-24                            4.50             3,400,000             3,175,838
Elk River Independent School District #728
 Unlimited General Obligation Bonds
 Series 2002A (FSA)
 (School District Credit Enhancement Program)
 02-01-16                            5.00             3,000,000             3,215,400
Lake Superior Independent School District #381
 Prerefunded Unlimited General Obligation Bonds
 Building
 Series 2002A (FSA)
 (School District Credit Enhancement Program)
 04-01-13                            5.00                65,000                71,224
Lake Superior Independent School District #381
 Unrefunded Unlimited General Obligation Bonds
 Building
 Series 2002A (FSA)
 (School District Credit Enhancement Program)
 04-01-13                            5.00             1,730,000             1,876,410
Marshall Independent School District #413
 Unlimited General Obligation Bonds
 Series 2003A (FSA)
 (School District Credit Enhancement Program)
 02-01-19                            4.13             1,560,000             1,534,338
Osseo Independent School District #279
 Unlimited General Obligation Bonds
 School Building
 Series 2000A
 (School District Credit Enhancement Program)
 02-01-14                            5.75             1,100,000             1,163,404
Osseo Independent School District #279
 Unlimited General Obligation Bonds
 Series 2002A (FSA)
 (School District Credit Enhancement Program)
 02-01-15                            5.25             3,585,000             3,778,841
St. Paul Housing & Redevelopment Authority
 Prerefunded Revenue Bonds
 Community of Peace Academy Project
 Series 2001A
 12-01-30                            7.88             2,390,000             2,705,265
St. Paul Housing & Redevelopment Authority
 Refunding Revenue Bonds
 St. Paul Academy & Summit School
 Series 2007
 10-01-24                            5.00             2,000,000             1,797,180
White Bear Lake Independent School District #624
 Unlimited General Obligation Refunding Bonds
 Series 2002B (MBIA/FGIC)
 (School District Credit Enhancement Program)
 02-01-13                            5.00             1,405,000             1,490,312
 02-01-14                            5.00             1,480,000             1,550,492
                                                                          -----------
Total                                                                      40,686,860
-------------------------------------------------------------------------------------




See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
8  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO OF INVESTMENTS AT NOV. 30,
2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource Minnesota Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(c,d)                           RATE              AMOUNT                VALUE(a)


SPECIAL DISTRICT -- SPECIAL TAX (0.1%)
Lakeville
 Revenue Bonds
 Series 2007
 02-01-22                            5.00%             $175,000              $139,386
 02-01-27                            5.00               225,000               159,185
                                                                          -----------
Total                                                                         298,571
-------------------------------------------------------------------------------------


SPECIAL PURPOSE CERTIFICATES -- GENERAL OBLIGATIONS (0.1%)
Minneapolis Community Development Agency
 Limited Tax Revenue Bonds
 Common Bond Fund
 Series 1997-7A
 06-01-12                            5.50               185,000               186,415
-------------------------------------------------------------------------------------


STATE (4.1%)
Commonwealth of Puerto Rico
 Prerefunded Unlimited General Obligation Public
 Improvement Bonds
 Series 2006A
 07-01-27                            5.25               860,000(b)            977,347
Commonwealth of Puerto Rico
 Unlimited General Obligation Public Improvement Bonds
 Series 2001 (FSA)
 07-01-16                            5.50             1,500,000(b)          1,580,700
State of Minnesota
 Unlimited General Obligation Bonds
 Series 2002
 11-01-15                            5.25             3,575,000             3,816,277
State of Minnesota
 Unlimited General Obligation Bonds
 Series 2008A
 06-01-18                            5.00             5,000,000             5,378,700
                                                                          -----------
Total                                                                      11,753,024
-------------------------------------------------------------------------------------


TOLL ROAD (0.6%)
Puerto Rico Highway & Transportation Authority
 Revenue Bonds
 Series 1996Y
 07-01-13                            6.25             1,650,000(b)          1,701,876
-------------------------------------------------------------------------------------


WATER & SEWER (1.9%)
Minnesota Public Facilities Authority
 Revenue Bonds
 Series 2002B
 03-01-13                            5.25             2,500,000             2,731,550
 03-01-14                            5.25             2,500,000             2,756,275
                                                                          -----------
Total                                                                       5,487,825
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $296,859,746)                                                     $278,171,691
-------------------------------------------------------------------------------------



MUNICIPAL BONDS HELD IN TRUST (6.0%)(g)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(c,d)                           RATE              AMOUNT                VALUE(a)
HOUSING -- SINGLE FAMILY (0.8%)
Minnesota Housing Finance Agency
 Revenue Bonds
 Series 2002 A.M.T.
 07-01-33                            5.65%           $2,795,000            $2,352,652
-------------------------------------------------------------------------------------


SCHOOL (5.2%)
Elk River Independent School District #728
 Unlimited General Obligation Bonds
 Series 2002 (FSA)
 (School District Credit Enhancement Program)
 02-01-18                            5.25             3,600,000             3,893,436
 02-01-19                            5.25             3,450,000             3,731,210
 02-01-20                            5.25             2,850,000             3,082,304
 02-01-21                            5.25             3,865,000             4,179,220
                                                                          -----------
Total                                                                      14,886,170
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS HELD IN TRUST
(Cost: $16,813,797)                                                       $17,238,822
-------------------------------------------------------------------------------------



MUNICIPAL NOTES (0.7%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUE(c,d,e)                         YIELD            MATURITY               VALUE(a)

Minnesota Higher Education Facilities Authority
 Revenue Bonds
 St. Olaf College
 V.R.D.N. 5th Series 2000H (Harris Trust & Savings Bank)
 10-01-30                            1.20%           $1,500,000            $1,500,000
Minnesota Higher Education Facilities Authority
 Revenue Bonds
 St. Olaf College
 V.R.D.N. 5th Series 2002M2 (Harris)
 10-01-20                            1.20               400,000               400,000
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL NOTES
(Cost: $1,900,000)                                                         $1,900,000
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $315,573,543)(i)                                                  $297,310,513
=====================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2008.

(b) Municipal obligations include debt obligations issued by or on behalf of states, territories, possessions, or sovereign nations within the territorial boundaries of the United States. The securities represented 2.6% of net assets at Nov. 30, 2008.

(c) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA    --   ACA Financial Guaranty Corporation
AMBAC  --   Ambac Assurance Corporation
BIG    --   Bond Investors Guarantee
CGIC   --   Capital Guaranty Insurance Company
CIFG   --   IXIS Financial Guaranty
FGIC   --   Financial Guaranty Insurance Company
FHA    --   Federal Housing Authority
FHLMC  --   Federal Home Loan Mortgage Corporation
FNMA   --   Federal National Mortgage Association
FSA    --   Financial Security Assurance
GNMA   --   Government National Mortgage Association
MBIA   --   MBIA Insurance Corporation
XLCA   --   XL Capital Assurance




--------------------------------------------------------------------------------
9  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO OF INVESTMENTS AT NOV. 30,
2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource Minnesota Tax-Exempt Fund

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)




(d)  The following abbreviations may be used in the portfolio descriptions:

A.M.T.    --   Alternative Minimum Tax -- At Nov. 30, 2008, the value
               of securities subject to alternative minimum tax
               represented 6.7% of net assets.
B.A.N.    --   Bond Anticipation Note
C.P.      --   Commercial Paper
R.A.N.    --   Revenue Anticipation Note
T.A.N.    --   Tax Anticipation Note
T.R.A.N.  --   Tax & Revenue Anticipation Note
V.R.      --   Variable Rate
V.R.D.B.  --   Variable Rate Demand Bond
V.R.D.N.  --   Variable Rate Demand Note


(e) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Nov. 30 2008.

(f) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(g) Municipal Bonds Held in Trust -- The Fund enters into transactions (which may be referred to as inverse floater program transactions) in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund's Investment in Securities.

(h) At Nov. 30, 2008, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $6,480,526.

(i) At Nov. 30, 2008, the cost of securities for federal income tax purposes was approximately $304,574,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                       $6,329,000
Unrealized depreciation                                                      (24,592,000)

----------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(18,263,000)
----------------------------------------------------------------------------------------



FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Nov. 30, 2008:

                                                                  FAIR VALUE AT NOV. 30, 2008
                                               ----------------------------------------------------------------
                                                    LEVEL 1           LEVEL 2
                                                 QUOTED PRICES         OTHER          LEVEL 3
                                                   IN ACTIVE        SIGNIFICANT     SIGNIFICANT
                                                  MARKETS FOR       OBSERVABLE     UNOBSERVABLE
DESCRIPTION                                    IDENTICAL ASSETS       INPUTS          INPUTS           TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in securities                             $--          $297,310,513         $--        $297,310,513








HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
10  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO OF INVESTMENTS AT NOV. 30,
2008

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

RiverSource New York Tax-Exempt Fund
NOV. 30, 2008 (UNAUDITED)
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES




MUNICIPAL BONDS (95.6%)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(d,e)                           RATE              AMOUNT                VALUE(a)
ADVANCED REFUNDED (3.0%)
Metropolitan Transportation Authority
 Prerefunded Revenue Bonds
 Series 1998A (FGIC)
 04-01-28                            4.75%           $1,000,000            $1,107,800
New York State Dormitory Authority
 Prerefunded Revenue Bonds
 Series 1990B
 05-15-11                            7.50               415,000               439,444
                                                                      ---------------
Total                                                                       1,547,244
-------------------------------------------------------------------------------------


CITY (3.3%)
City of New York
 Prerefunded Unlimited General Obligation Bonds
 Series 2002E
 08-01-16                            5.75               100,000               112,001
City of New York
 Unlimited General Obligation Bonds
 Series 2002C (XLCA)
 03-15-12                            5.00               500,000               523,220
City of New York
 Prerefunded Unlimited General Obligation Bonds
 Series 2002E
 08-01-16                            5.75             1,000,000             1,072,230
                                                                      ---------------
Total                                                                       1,707,451
-------------------------------------------------------------------------------------


COLLEGE (13.5%)
Dutchess County Industrial Development Agency
 Refunding Revenue Bonds
 Bard College Civic Facilities
 Series 2007-A1
 08-01-22                            5.00               500,000               453,320
New York State Dormitory Authority
 Revenue Bonds
 Brooklyn Law School
 Series 2003B (XLCA)
 07-01-30                            5.13             1,000,000               824,480
New York State Dormitory Authority
 Revenue Bonds
 Columbia University
 Series 2007C
 07-01-29                            5.00             1,250,000             1,229,424
New York State Dormitory Authority
 Revenue Bonds
 Cornell University
 Series 2006A
 07-01-26                            5.00             1,000,000               996,480
 07-01-31                            5.00             1,000,000               970,960
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2008B
 03-15-38                            5.25             1,000,000               944,320
New York State Dormitory Authority
 Revenue Bonds
 Rochester Institute of Technology
 Series 2008A
 07-01-33                            6.00             1,000,000               977,330
Seneca County Industrial Development Agency
 Revenue Bonds
 New York Chiropractic College
 Series 2007
 10-01-27                            5.00               750,000               486,465
                                                                      ---------------
Total                                                                       6,882,779
-------------------------------------------------------------------------------------


COUNTY (2.8%)
County of Monroe
 Unlimited General Obligation Refunding & Public
 Improvement Bonds
 Series 1996 (MBIA)
 03-01-15                            6.00             1,250,000             1,422,463
-------------------------------------------------------------------------------------


HEALTH CARE -- HOSPITAL (10.0%)
Albany Industrial Development Agency
 Revenue Bonds
 St. Peters Hospital Project
 Series 2008A
 11-15-27                            5.25             1,000,000               756,090
New York State Dormitory Authority
 Revenue Bonds
 Mental Health Services Facilities Improvement
 Series 2005E (MBIA/FGIC)
 02-15-22                            5.00               750,000               751,928
New York State Dormitory Authority
 Revenue Bonds
 New York University Hospital Center
 Series 2007B
 07-01-24                            5.25               750,000               556,073
New York State Dormitory Authority
 Revenue Bonds
 Orange Regional Medical Center
 Series 2008
 12-01-29                            6.13             1,250,000               957,513
New York State Dormitory Authority
 Revenue Bonds
 Sloan-Kettering Memorial Center
 Series 2003-1 (MBIA)
 07-01-21                            5.00             1,000,000               964,629
New York State Dormitory Authority
 Revenue Bonds
 Sloan-Kettering Memorial Center
 Series 2006-1
 07-01-35                            5.00               500,000               461,980
Ulster County Industrial Development Agency
 Revenue Bonds
 Series 2007A
 09-15-42                            6.00             1,000,000               690,400
                                                                      ---------------
Total                                                                       5,138,613
-------------------------------------------------------------------------------------


HEALTH CARE -- LIFE CARE CENTER (0.5%)
Suffolk County Industrial Development Agency
 Prerefunded Revenue Bonds
 1st Mortgage Jeffersons Ferry
 Series 1999A
 11-01-28                            7.25               250,000               269,083
-------------------------------------------------------------------------------------


HOUSING -- OTHER (1.8%)
New York State Dormitory Authority
 Revenue Bonds
 Consolidated City University System
 5th General Resolution
 Series 2008B
 07-01-27                            5.00             1,000,000               908,600
-------------------------------------------------------------------------------------


HOUSING -- SINGLE FAMILY (1.8%)
New York Mortgage Agency
 Revenue Bonds
 Series 2007-140 A.M.T.
 10-01-21                            4.60               500,000               415,325
New York Mortgage Agency
 Revenue Bonds
 Series 2007-143 A.M.T.
 10-01-27                            4.85               675,000               530,260
                                                                      ---------------
Total                                                                         945,585
-------------------------------------------------------------------------------------


LEASE (10.9%)
Hudson Yards Infrastructure Corporation
 Revenue Bonds
 Series 2006A
 02-15-47                            5.00               500,000               384,465
New York City Industrial Development Agency
 Revenue Bonds
 Terminal One Group Association Project
 Series 2005 A.M.T.
 01-01-24                            5.50               500,000               449,800
New York State Dormitory Authority
 Revenue Bonds
 Consolidated City University System
 Series 1993A
 07-01-13                            5.75             3,000,000             3,169,530
New York State Dormitory Authority
 Revenue Bonds
 New York University Hospital Center
 Series 2006A
 07-01-20                            5.00               500,000               381,395


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
11  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO OF INVESTMENTS AT NOV. 30,
2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource New York Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(d,e)                           RATE              AMOUNT                VALUE(a)
LEASE (CONT.)
New York State Dormitory Authority
 Unrefunded Revenue Bonds
 Series 1990B
 05-15-11                            7.50%             $645,000              $708,107
Tobacco Settlement Financing Authority
 Asset-backed Revenue Bonds
 Series 2003A-1
 06-01-16                            5.50               500,000               504,525
                                                                      ---------------
Total                                                                       5,597,822
-------------------------------------------------------------------------------------


MISCELLANEOUS (4.3%)
New York City Trust for Cultural Resources
 Revenue Bonds
 Lincoln Center
 Series 2008C
 12-01-18                            5.25               750,000               763,140
New York City Trust for Cultural Resources
 Revenue Bonds
 Museum of American Folk Art
 Series 2000 (ACA)
 07-01-22                            6.00               825,000               675,494
New York State Dormitory Authority
 Revenue Bonds
 Mt. Sinai School of Medicine University
 New York University
 Series 2007 (MBIA)
 07-01-37                            4.50             1,000,000               752,720
                                                                      ---------------
Total                                                                       2,191,354
-------------------------------------------------------------------------------------


MISCELLANEOUS REVENUE (13.9%)
Metropolitan Transportation Authority
 Revenue Bonds
 Series 2006A
 11-15-22                            5.00               750,000               701,265
New York City Industrial Development Agency
 Revenue Bonds
 Queens Baseball Stadium Pilot
 Series 2006 (AMBAC)
 01-01-23                            5.00               500,000               433,935
 01-01-24                            5.00               500,000               428,530
New York City Trust for Cultural Resources
 Refunding Revenue Bonds
 Museum of Modern Art
 Series 2008-1A
 04-01-28                            5.00             1,000,000               943,120
New York State Thruway Authority
 Revenue Bonds
 2nd General Resolution
 Series 2003B (FSA)
 04-01-21                            4.75               835,000               826,500
New York State Thruway Authority
 Revenue Bonds
 Transportation
 Series 2008A
 03-15-28                            5.00             1,000,000               963,950
New York State Urban Development Corporation
 Refunding Revenue Bonds
 Service Contract
 Series 2008B
 01-01-29                            4.75               755,000               646,257
Oneida County Industrial Development Agency
 Revenue Bonds
 Hamilton College Civic Facility
 Series 2008
 09-15-22                            5.00               510,000               503,911
Port Authority of New York & New Jersey
 Revenue Bonds
 Consolidated 138th
 Series 2004 (FGIC) A.M.T.
 12-01-12                            5.00             1,000,000               998,379
Seneca Nation Indians Capital Improvements Authority
 Revenue Bonds
 Series 2007A
 12-01-16                            5.25               500,000(c)            422,955
 12-01-23                            5.00               250,000(c)            179,420
                                                                      ---------------
Total                                                                       7,048,222
-------------------------------------------------------------------------------------


PORT DISTRICT (4.8%)
Port Authority of New York & New Jersey
 Revenue Bonds
 Consolidated 143rd
 Series 2006 (FSA) A.M.T.
 10-01-21                            5.00             1,000,000               872,220
Port Authority of New York & New Jersey
 Revenue Bonds
 Consolidated 146th
 Series 2006 (FSA) A.M.T.
 12-01-23                            4.50             1,500,000             1,183,290
Port Authority of New York & New Jersey
 Revenue Bonds
 Consolidated 147th
 Series 2007 (FGIC) A.M.T.
 10-15-26                            5.00               500,000               410,785
                                                                      ---------------
Total                                                                       2,466,295
-------------------------------------------------------------------------------------


SALES OR USE TAX (1.8%)
New York City Transitional Finance Authority
 Revenue Bonds
 Future Tax Secured
 Series 2004C
 02-01-33                            5.00             1,000,000               932,240
-------------------------------------------------------------------------------------


SPECIAL DISTRICT -- SPECIAL TAX (5.1%)
New York City Transitional Finance Authority
 Revenue Bonds
 Future Tax Secured
 Series 2003D
 02-01-23                            5.00               500,000               500,150
 02-01-31                            5.00             1,000,000               943,640
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2005F
 03-15-23                            5.00               250,000               247,165
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2006C
 12-15-31                            5.00               750,000               701,325
New York State Dormitory Authority
 Revenue Bonds
 Education
 Series 2007A
 03-15-37                            5.00               250,000               227,490
                                                                      ---------------
Total                                                                       2,619,770
-------------------------------------------------------------------------------------


TOLL ROAD (6.1%)
Metropolitan Transportation Authority
 Revenue Bonds
 Series 2005F
 11-15-12                            5.00               560,000               584,965
 11-15-35                            5.00               500,000               421,295
New York State Thruway Authority
 Revenue Bonds
 Series 2007H (MBIA/FGIC)
 01-01-23                            5.00               500,000               488,125
Triborough Bridge & Tunnel Authority
 Refunding Revenue Bonds
 Series 2002B
 11-15-29                            5.13             1,000,000               970,600
Triborough Bridge & Tunnel Authority
 Revenue Bonds
 General Purpose
 Series 2008
 11-15-15                            5.00               620,000               666,041
                                                                      ---------------
Total                                                                       3,131,026
-------------------------------------------------------------------------------------


WATER & SEWER (11.9%)
Erie County Water Authority
 Revenue Bonds
 4th Resolution
 Series 2007 (MBIA)
 12-01-34                            4.75               500,000               430,480
New York City Municipal Water Finance Authority
 Revenue Bonds
 Fiscal 2009
 Series 2008A
 06-15-40                            5.75             1,000,000             1,003,100
New York City Municipal Water Finance Authority
 Revenue Bonds
 Series 2002A
 06-15-29                            5.00             1,000,000               957,860
New York City Municipal Water Finance Authority
 Revenue Bonds
 Series 2008CC
 06-15-34                            5.00             1,500,000             1,380,344


See accompanying Notes to Portfolio of Investments.
--------------------------------------------------------------------------------
12  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO OF INVESTMENTS AT NOV. 30,
2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource New York Tax-Exempt Fund

MUNICIPAL BONDS (CONTINUED)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(d,e)                           RATE              AMOUNT                VALUE(a)
WATER & SEWER (CONT.)
New York City Municipal Water Finance Authority
 Revenue Bonds
 Series 2008DD
 06-15-38                            4.50%             $500,000              $402,155
New York State Environmental Facilities Corporation
 Revenue Bonds
 Revolving Funds
 New York City Municipal Water Project
 Series 2002B
 06-15-31                            5.00             1,000,000               943,200
New York State Environmental Facilities Corporation
 Revenue Bonds
 Revolving Funds
 New York City Municipal Water Project
 Series 2002K
 06-15-28                            5.00             1,000,000               963,730
                                                                      ---------------
Total                                                                       6,080,869
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(Cost: $53,048,633)                                                       $48,889,416
-------------------------------------------------------------------------------------



MUNICIPAL BONDS HELD IN TRUST (2.1%)(b)
NAME OF
ISSUER AND
TITLE OF                            COUPON           PRINCIPAL
ISSUE(d,e)                           RATE              AMOUNT                VALUE(a)
HOUSING -- SINGLE FAMILY
New York Mortgage Agency
 Revenue Bonds
 Series 2002 A.M.T.
 04-01-32                            5.40%           $1,280,000            $1,055,778
-------------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS HELD IN TRUST
(Cost: $1,279,892)                                                         $1,055,778
-------------------------------------------------------------------------------------






MUNICIPAL NOTES (2.1%)
                                                                           AMOUNT
                                                     EFFECTIVE           PAYABLE AT
ISSUE(D,E,F)                                           YIELD              MATURITY            VALUE(a)
City of New York
 Unlimited General Obligation Bonds
 V.R.D.N. Sub Series 2005E-2 (Bank of America)
 08-01-34                                              0.80%             $1,075,000            $1,075,000
---------------------------------------------------------------------------------------------------------
TOTAL MUNICIPAL NOTES
(Cost: $1,075,000)                                                                             $1,075,000
---------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $55,403,525)(g)                                                                        $51,020,194
=========================================================================================================




NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using procedures described in Note 1 to the financial statements in the most recent Annual Report dated Aug. 31, 2008.

(b) Municipal Bonds Held in Trust -- The Fund enters into transactions (which may be referred to as inverse floater program transactions) in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts' assets and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund's Investment in Securities.

(c) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Nov. 30, 2008, the value of these securities amounted to $602,375 or 1.2% of net assets.

(d) The following abbreviations may be used in the portfolio security descriptions to identify the insurer of the issue:

ACA    --   ACA Financial Guaranty Corporation
AMBAC  --   Ambac Assurance Corporation
BIG    --   Bond Investors Guarantee
CGIC   --   Capital Guaranty Insurance Company
CIFG   --   IXIS Financial Guaranty
FGIC   --   Financial Guaranty Insurance Company
FHA    --   Federal Housing Authority
FHLMC  --   Federal Home Loan Mortgage Corporation
FNMA   --   Federal National Mortgage Association
FSA    --   Financial Security Assurance
GNMA   --   Government National Mortgage Association
MBIA   --   MBIA Insurance Corporation
XLCA   --   XL Capital Assurance


(e)  The following abbreviations may be used in the portfolio descriptions:

A.M.T.    --   Alternative Minimum Tax -- At Nov. 30, 2008, the value
               of securities subject to alternative minimum tax
               represented 11.6% of net assets.
B.A.N.    --   Bond Anticipation Note
C.P.      --   Commercial Paper
R.A.N.    --   Revenue Anticipation Note
T.A.N.    --   Tax Anticipation Note
T.R.A.N.  --   Tax & Revenue Anticipation Note
V.R.      --   Variable Rate
V.R.D.B.  --   Variable Rate Demand Bond
V.R.D.N.  --   Variable Rate Demand Note




--------------------------------------------------------------------------------
13  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO OF INVESTMENTS AT NOV. 30,
2008

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
RiverSource New York Tax-Exempt Fund

NOTES TO PORTFOLIO OF INVESTMENTS (CONTINUED)




(f) The Fund is entitled to receive principal and interest from the party, if indicated in parentheses, after a day or a week's notice or upon maturity. The maturity date disclosed represents the final maturity. Interest rate varies to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2008.

(g) At Nov. 30, 2008, the cost of securities for federal income tax purposes was approximately $54,633,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                        $831,000
Unrealized depreciation                                                      (5,214,000)
---------------------------------------------------------------------------------------
Net unrealized depreciation                                                 $(4,383,000)
---------------------------------------------------------------------------------------


FAIR VALUE MEASUREMENTS


Statement of Financial Accounting Standards No. 157 (SFAS 157) seeks to implement more uniform reporting relating to the fair valuation of securities for financial statement purposes. Mutual funds are required to implement the requirements of this standard for fiscal years beginning after Nov. 15, 2007. While uniformity of presentation is the objective of the standard, industry implementation has just begun and it is likely that there will be a range of practices utilized and it will be some period of time before industry practices become more uniform. For this reason care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

     - Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the fund, and unobservable inputs reflect the fund's own assumptions based on the best information available. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level.

The following table is a summary of the inputs used to value the Fund's investments as of Nov. 30, 2008:

                                                                   FAIR VALUE AT NOV. 30, 2008
                                                 --------------------------------------------------------------
                                                      LEVEL 1          LEVEL 2
                                                   QUOTED PRICES        OTHER          LEVEL 3
                                                     IN ACTIVE       SIGNIFICANT     SIGNIFICANT
                                                    MARKETS FOR       OBSERVABLE    UNOBSERVABLE
DESCRIPTION                                      IDENTICAL ASSETS       INPUTS         INPUTS          TOTAL
---------------------------------------------------------------------------------------------------------------
Investments in securities                               $--          $51,020,194         $--        $51,020,194






HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at riversource.com/funds.


--------------------------------------------------------------------------------
14  RIVERSOURCE STATE TAX-EXEMPT FUNDS -- PORTFOLIO OF INVESTMENTS AT NOV. 30,
2008

Item 2. Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Special Tax-Exempt Series Trust


By /s/ Patrick T. Bannigan
   -------------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date January 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ Patrick T. Bannigan
   -------------------------------------
   Patrick T. Bannigan
   President and Principal Executive
   Officer

Date January 29, 2009


By /s/ Jeffrey P. Fox
   -------------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial
   Officer

Date January 29, 2009